Bank Borrowings (Repayment Schedule of Long-term Bank Loan) (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2015	Jun. 30, 2014
BANK BORROWINGS [Abstract]
Within one year	¥ 121,584	¥ 128,135
Between one and two years	¥ 158,755	¥ 291,044